6 RELATED PARTY TRANSACTIONS - Fair value of the embedded derivative liability, June 30, 2012 (Details) (USD $)	Dec. 31, 2012	May 09, 2012
Related Party Transactions [Abstract]
Fair Value	$ 40,000	$ 51,282
Term	5 months	12 months
Assumed Conversion Price	0.1625
Volatility Percentage	157	152
Risk-free Rate	0.11	0.09